Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule Of Redeemable Convertible Preferred Stock Warrants

The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2019	December 31, 2020
Stock price	$5.80	$5.80	$5.96	$7.11
Expected term (years)	10.00	9.31	8.91	2.00
Expected volatility	57.81%	57.35%	57.35%	76.00%
Risk-free interest rate	3.06%	1.75%	1.92%	0.13%
Dividend yield	0%	0%	0%	0%